Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2012
Pension and other post-retirement benefits
Pension and other post-retirement benefits
Note 21 Pension and other post-retirement benefits
> Refer to “Note 22 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and “Note 28 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011 for further information.

The Bank expects to contribute CHF 177 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2012. As of June 30, 2012, CHF 139 million of contributions had been made.

Components of total pension costs
in	6M12	6M11

Total pension costs (CHF million)

Service costs on benefit obligation	17	17

Interest costs on benefit obligation	67	66

Expected return on plan assets	(81)	(82)

Amortization of recognized prior service cost/(credit)	(1)	(1)

Amortization of recognized actuarial losses	42	31

Net periodic pension costs	44	31

Curtailment losses	0	1

Total pension costs	44	32